GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 52.2%

SECURITY                                  SHARES           VALUE
Airport Development / Maintenance -- 1.1%
----------------------------------------------------------------------
Beijing Capital International Airport
Co., Ltd.                                      3,600,000   $   872,403
Engage in aeronautical and
non-aeronautical businesses at the
Beijing Airport.
----------------------------------------------------------------------
                                                           $   872,403
----------------------------------------------------------------------
Auto manufacturer -- 3.9%
----------------------------------------------------------------------
Brilliance China Automotive Holdings,
Ltd.                                          16,608,000   $ 3,066,427
One of China's largest mini-bus
manufacturers.
----------------------------------------------------------------------
                                                           $ 3,066,427
----------------------------------------------------------------------
Banks -- 4.6%
----------------------------------------------------------------------
Bank of East Asia, Ltd.                          414,000   $   788,278
A domestic bank that provides banking
and financial services mainly in Hong
Kong.
HSBC Holdings PLC(1)                             256,800     2,856,388
One of the largest banking and financial
services organizations in the world.
----------------------------------------------------------------------
                                                           $ 3,644,666
----------------------------------------------------------------------
Building - Heavy Construction -- 0.5%
----------------------------------------------------------------------
New World Infrastructure(1)                    1,270,800   $   399,205
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
----------------------------------------------------------------------
                                                           $   399,205
----------------------------------------------------------------------
Chemicals - Diversified -- 1.1%
----------------------------------------------------------------------
Kingboard Chemical Holdings, Ltd.              1,192,000   $   832,963
Manufacturer of laminates, copper foil,
glass fabric, specialty chemicals and
printed-circuit-board products.
----------------------------------------------------------------------
                                                           $   832,963
----------------------------------------------------------------------
Commercial Services -- 1.6%
----------------------------------------------------------------------
Cosco Pacific, Ltd.                            2,250,000   $ 1,305,431
Container leasing, handling and storage
business, container terminal operations.
----------------------------------------------------------------------
                                                           $ 1,305,431
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Minerals -- 0.9%
----------------------------------------------------------------------
China Rare Earth Holdings, Ltd.                2,910,000   $   746,235
Manufacture and sale of rare earth and
refractory products.
----------------------------------------------------------------------
                                                           $   746,235
----------------------------------------------------------------------
Diversified Operations -- 7.4%
----------------------------------------------------------------------
Hutchison Whampoa                                497,000   $ 4,046,531
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
Wharf Holdings, Ltd.                             836,000     1,838,328
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
----------------------------------------------------------------------
                                                           $ 5,884,859
----------------------------------------------------------------------
Electric - Generation -- 4.8%
----------------------------------------------------------------------
Beijing Datang Power Generation Co.,
Ltd.                                           4,266,000   $ 1,627,273
Aquire, own and operate coal-fired power
plants in China.
Huaneng Power International, Inc.              3,080,000     2,172,032
Largest independant power generation
company in China.
----------------------------------------------------------------------
                                                           $ 3,799,305
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.8%
----------------------------------------------------------------------
Varitronix International Ltd.                  3,040,000   $ 2,202,291
Designs, manufactures and sells liquid
crystal displays and related products.
----------------------------------------------------------------------
                                                           $ 2,202,291
----------------------------------------------------------------------
Finance - Other Services -- 2.3%
----------------------------------------------------------------------
Hong Kong Exchange and Clearing                1,308,000   $ 1,836,431
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
----------------------------------------------------------------------
                                                           $ 1,836,431
----------------------------------------------------------------------
Foods -- 3.1%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                           8,384,000   $ 2,472,475
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $ 2,472,475
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                            1,800,000   $         0
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Insurance -- 1.5%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                      1,996,000   $ 1,215,645
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $ 1,215,645
----------------------------------------------------------------------
Mining -- 2.9%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                  5,692,000   $ 2,298,943
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 2,298,943
----------------------------------------------------------------------
Real Estate Operating / Development -- 7.4%
----------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                       430,000   $ 3,583,724
Property development and construction.
New World China Land, Ltd.(1)                  2,038,000       568,350
Property development and investment in
various provinces in the People's
Republic of China.
Sun Hung Kai Properties, Ltd.                    238,000     1,701,275
Property development and investment,
hotel ownership.
----------------------------------------------------------------------
                                                           $ 5,853,349
----------------------------------------------------------------------
Telecommunications - Services -- 1.1%
----------------------------------------------------------------------
Pacific Century Cyberworks, Ltd.(1)            3,704,000   $   897,605
An integrated telecommunication company
that provides telecommunication,
internet, multimedia services and
invests in infrastructures and
technology-related business.
----------------------------------------------------------------------
                                                           $   897,605
----------------------------------------------------------------------
Transportation -- 2.8%
----------------------------------------------------------------------
China Merchants Holdings                       2,937,000   $ 2,184,161
Engaged in the Industrial and
Infrastructure business.
----------------------------------------------------------------------
                                                           $ 2,184,161
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Travel Services -- 2.4%
----------------------------------------------------------------------
China Travel International Investment,
Ltd.                                           8,698,000   $ 1,884,772
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $ 1,884,772
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $45,344,512)                           $41,397,166
----------------------------------------------------------------------

MALAYSIA -- 1.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Gaming -- 1.0%
----------------------------------------------------------------------
Magnum Corp. Berhad                            1,322,000   $   817,542
Largest private lottery operator in
Malaysia.
----------------------------------------------------------------------
                                                           $   817,542
----------------------------------------------------------------------
Total Malaysia
   (identified cost $759,309)                              $   817,542
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 10.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 6.9%
----------------------------------------------------------------------
Samsung Electronics                               21,085   $ 5,483,891
World's largest DRAM company and a
leading mobile handset manufacturer.
----------------------------------------------------------------------
                                                           $ 5,483,891
----------------------------------------------------------------------
Finance -- 3.3%
----------------------------------------------------------------------
Daishin Securities Co.                           139,300   $ 2,630,095
One of the largest security brokerage
houses in Korea.
----------------------------------------------------------------------
                                                           $ 2,630,095
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,543,866)                            $ 8,113,986
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TAIWAN -- 29.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computers -- 2.3%
----------------------------------------------------------------------
Compal Electronics                             1,373,327   $ 1,801,855
Production of color monitors, portable
computers, terminals and others.
----------------------------------------------------------------------
                                                           $ 1,801,855
----------------------------------------------------------------------
Computers - Peripheral Equipment -- 1.2%
----------------------------------------------------------------------
Benq Corp.                                       474,000   $   932,858
Manufacturer of computer peripheral,
communication and consumer electronic
products.
----------------------------------------------------------------------
                                                           $   932,858
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 7.8%
----------------------------------------------------------------------
Asustek Computer, Inc.                           658,872   $ 3,194,759
A large motherboard producer in Taiwan
supplying to Intel.
Au Optronics Corp.(1)                            614,000     1,042,014
Manufacturer of TFT-LCDs and plasma
display panels.
Micro-Star International Co., Ltd.               248,000     1,131,774
Manufacturer of motherboards and video
graphic accelerate cards.
Procomp Informatics Co., Ltd.(1)                 540,000       816,315
Manufacturer of motherboards, multimedia
interface cards and other
semiconductors.
----------------------------------------------------------------------
                                                           $ 6,184,862
----------------------------------------------------------------------
Electronic Components - Semiconductors -- 4.0%
----------------------------------------------------------------------
MediaTek, Inc.                                    86,000   $ 1,670,451
Designs and manufactures CD-ROM and
DVD-ROM chip sets.
Nanya Technology Corp.(1)                        830,000     1,115,031
Manufacturer of DRAM.
Transcend Co., Ltd.                              126,000       359,384
Manufacturer of DRAM modules and
computer motherboards.
----------------------------------------------------------------------
                                                           $ 3,144,866
----------------------------------------------------------------------
Electronic Connectors -- 2.1%
----------------------------------------------------------------------
Hon Hai Precision Industry                       359,800   $ 1,641,985
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers.
----------------------------------------------------------------------
                                                           $ 1,641,985
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Finance -- 4.2%
----------------------------------------------------------------------
Yuanta Core Pacific Securities Co.(1)          4,765,000   $ 3,329,792
Taiwan's largest securities and
brokerage company.
----------------------------------------------------------------------
                                                           $ 3,329,792
----------------------------------------------------------------------
Networking Products -- 1.6%
----------------------------------------------------------------------
Accton Technology Corp.(1)                       471,000   $ 1,289,675
Developer and manufacturer of computer
network system products.
----------------------------------------------------------------------
                                                           $ 1,289,675
----------------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 6.5%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                           599,288   $ 1,401,643
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp.(1)               2,588,000     3,299,589
One of the world's largest independent
semiconductor foundries.
Winbond Electronics Corp.                        625,000       463,491
The company designs, manufactures and
sells integrated circuits and related
products.
----------------------------------------------------------------------
                                                           $ 5,164,723
----------------------------------------------------------------------
Total Taiwan
   (identified cost $20,671,746)                           $23,490,616
----------------------------------------------------------------------

THAILAND -- 4.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks -- 0.5%
----------------------------------------------------------------------
Industrial Finance Corp.(1)                    2,242,000   $   384,783
A development bank which provides
financing primarily to industrial
companies.
----------------------------------------------------------------------
                                                           $   384,783
----------------------------------------------------------------------
Commercial Banks -- 0.8%
----------------------------------------------------------------------
Bangkok Bank PCL(1)                              415,000   $   641,018
The largest commercial bank in Thailand.
----------------------------------------------------------------------
                                                           $   641,018
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Financial Services -- 0.7%
----------------------------------------------------------------------
Tisco Finance PCL(1)                           1,137,000   $   517,764
A diversified financial services
company.
----------------------------------------------------------------------
                                                           $   517,764
----------------------------------------------------------------------
Finance -- 2.6%
----------------------------------------------------------------------
National Finance PCL(1)                        5,451,300   $ 2,070,746
A diversified financial services
company.
----------------------------------------------------------------------
                                                           $ 2,070,746
----------------------------------------------------------------------
Total Thailand
   (identified cost $2,553,388)                            $ 3,614,311
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $72,872,821)                           $77,433,621
----------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 0.1%

SECURITY                                  SHARES           VALUE
Travel Services -- 0.1%
----------------------------------------------------------------------
China Travel International Investment,
Ltd. Warrants, Strike Price HKD 1.22,
Expire 6/30/03(1)                                803,200   $    54,583
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $    54,583
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $0)                                    $    54,583
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    54,583
----------------------------------------------------------------------
Total Investments -- 97.8%
   (identified cost $72,872,821)                           $77,488,204
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                     $ 1,718,076
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $79,206,280
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                                     PERCENTAGE
COMPANY                                    INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------------------------------------------------
Samsung Electronics                        Electronic Components - Miscellaneous            6.9%    $5,483,891
Hutchison Whampoa                          Diversified Operations                           5.1      4,046,531
Cheung Kong Holdings, Ltd.                 Real Estate Operating / Development              4.5      3,583,724
Yuanta Core Pacific Securities Co.         Finance                                          4.2      3,329,792
United Microelectronics Corp.              Semiconductor Components / Integrated
                                             Circuits                                       4.2      3,299,589
Asustek Computer, Inc.                     Electronic Components - Miscellaneous            4.0      3,194,759
Brilliance China Automotive Holdings,
  Ltd.                                     Auto manufacturer                                3.9      3,066,427
HSBC Holdings PLC                          Banks                                            3.6      2,856,388
Daishin Securities Co.                     Finance                                          3.3      2,630,095
Global Bio-chem Technology Group Co.,
  Ltd.                                     Foods                                            3.1      2,472,475

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Electronic Components - Miscellaneous            17.5%   $13,871,044
Finance                                          10.1      8,030,633
Diversified Operations                            7.4      5,884,859
Real Estate Operating / Development               7.4      5,853,349
Semiconductor Components / Integrated
  Circuits                                        6.5      5,164,723
Banks                                             5.1      4,029,449
Electric - Generation                             4.8      3,799,305
Electronic Components - Semiconductors            4.0      3,144,866
Auto manufacturer                                 3.9      3,066,427
Foods                                             3.1      2,472,475

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
---------------------------------------------------------------
Investments, at value (identified cost,
   $72,872,821)                                     $77,488,204
Cash                                                    145,371
Foreign currency, at value (identified cost,
   $2,070,117)                                        2,068,654
Receivable for investments sold                         483,343
Interest and dividends receivable                       141,546
Prepaid expenses                                            420
---------------------------------------------------------------
TOTAL ASSETS                                        $80,327,538
---------------------------------------------------------------

Liabilities
---------------------------------------------------------------
Payable for investments purchased                   $   933,826
Accrued expenses                                        187,432
---------------------------------------------------------------
TOTAL LIABILITIES                                   $ 1,121,258
---------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $79,206,280
---------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $74,594,264
Net unrealized appreciation (computed on the basis
   of identified cost)                                4,612,016
---------------------------------------------------------------
TOTAL                                               $79,206,280
---------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
--------------------------------------------------------------
Dividends                                           $  488,972
Interest                                                99,377
--------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $  588,349
--------------------------------------------------------------

Expenses
--------------------------------------------------------------
Investment adviser fee                              $  291,802
Administration fee                                      96,422
Trustees' fees and expenses                              4,712
Legal and accounting services                           30,906
Custodian fee                                          107,954
Miscellaneous                                            2,304
--------------------------------------------------------------
TOTAL EXPENSES                                      $  534,100
--------------------------------------------------------------
Deduct --
   Reduction of custodian fee                       $  101,923
--------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                            $  101,923
--------------------------------------------------------------

NET EXPENSES                                        $  432,177
--------------------------------------------------------------

NET INVESTMENT INCOME                               $  156,172
--------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)
      (net of foreign taxes, $151,912)              $  (52,102)
   Foreign currency transactions                       (38,032)
--------------------------------------------------------------
NET REALIZED LOSS                                   $  (90,134)
--------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $7,415,729
   Foreign currency                                     (7,838)
--------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $7,407,891
--------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $7,317,757
--------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $7,473,929
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment income                            $         156,172  $       842,547
   Net realized gain (loss)                                   (90,134)      13,350,303
   Net change in unrealized
      appreciation (depreciation)                           7,407,891      (70,877,958)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $       7,473,929  $   (56,685,108)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      22,937,862  $    50,608,469
   Withdrawals                                            (30,323,022)     (83,986,900)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $      (7,385,160) $   (33,378,431)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $          88,769  $   (90,063,539)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $      79,117,511  $   169,181,050
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      79,206,280  $    79,117,511
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ------------------------------------------------------------
                                  (UNAUDITED)            2001        2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.38%(1)        1.29%        1.25%        1.23%        1.19%        1.19%
   Expenses after custodian
      fee reduction                       1.12%(1)        1.08%        1.06%        1.05%        1.07%        1.16%
   Net investment income                  0.40%(1)        0.71%        0.51%        1.08%        1.19%        0.72%
Portfolio Turnover                          58%             35%          34%          57%          42%          48%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           9.68%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $79,206         $79,118     $169,181     $168,102     $140,649     $537,782
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002 the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $41,770,943 and $43,263,261, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 72,872,821
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,959,596
    Gross unrealized depreciation              (10,344,213)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,615,383
    ------------------------------------------------------

   The depreciation on foreign currency is $3,367.

5 Risks Associated with Foreign Investments
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   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
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   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2002.

7 Line of Credit
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   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation